Current Maturities of Long Term Loans (Details) - Schedule of current maturities of long term loans - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Current maturities	₪ 740	₪ 815
Short term loans [Member]
Short-Term Debt [Line Items]
Weighted interest rate	3.33%
Current maturities	₪ 740	₪ 815